(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Total Return Bond Fund)	Investor Class (WFA Income Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Total Return Bond Fund)		Investor Class (WFA Income Funds - Investor)
Management Fees	[1]	0.36%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses	[2]	0.88%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.84%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Investor Class.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Total Return Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Income Funds - Investor)	86	277	484	1,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 803% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in bonds;

  at least 80% of the Fund's total assets in investment-grade debt securities;

  up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

  up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

The Fund is a gateway fund that invests substantially all of its assets in the Total Return Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2002   +4.84%

Lowest Quarter:  2nd Quarter 2004   -2.41%

Year-to-date total return as of 6/30/2012 is +3.23%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Total Return Bond Fund) (WFA Income Funds - Investor)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class	Apr. 08, 2005	8.14%	6.94%	5.85%
Investor Class (after taxes on distributions)	Apr. 08, 2005	6.51%	5.00%	4.04%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	5.38%	4.82%	3.95%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.